Shareholders' Capital (Details) - CAD ($) $ in Millions		12 Months Ended
	Mar. 07, 2023	Dec. 31, 2023	Dec. 31, 2022
Amount
Redemption of restricted shares		$ 2.4	$ 2.6
Common shares repurchased for cancellation		(349.9)	(294.2)
Shareholders’ capital		$ 17,052.7	$ 16,419.3
Percent of public float	10.00%
Shareholders’ capital
Number of shares
Common shares, beginning of year (in shares)		550,888,983	579,484,032
Issued on corporate acquisitions (in shares)		53,202,339	0
Issued for cash (in shares)		48,550,000	0
Issued on redemption of restricted stock (in shares)		1,436,017	1,713,730
Issued on exercise of stock options (in shares)		464,051	1,038,321
Common shares repurchased (in shares)	(54,605,659)	(34,611,900)	(31,347,100)
Common shares, end of year (in shares)		619,929,490	550,888,983
Amount
Common shares, beginning of year		$ 16,675.8	$ 16,963.4
Issued on capital acquisition		493.0	0.0
Issued for cash		500.1	0.0
Redemption of restricted shares		4.9	5.2
Issued on exercise of stock options		0.7	1.4
Common shares repurchased for cancellation		349.9	294.2
Common shares, end of year		17,324.6	16,675.8
Cumulative share issue costs, net of tax		(271.9)	(256.5)
Shareholders’ capital		$ 17,052.7	$ 16,419.3